Consolidated Comprehensive Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Change in accumulated other comprehensive income (loss)	$ 1,073	$ (3,753)	$ (1,228)